PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2022
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

7     PREPAID LAND USE RIGHTS

Prepaid land use rights, representing the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR acquired before the adoption of ASC 842, consisted of the following:

	As of December 31,
	2021	2022

Prepaid land use rights	716,492	28,246
Less: Accumulated amortization	(81,539)	(5,244)
Prepaid land use rights, net	634,953	23,002

Amortization of prepaid land use rights was RMB26,656, RMB24,961 and RMB6,582 for the years ended December 31, 2020, 2021 and 2022, respectively.

In the year ended December 31, 2022, the terms of certain land use right acquired in Hong Kong SAR were modified. Accordingly, the Company reassessed the classification of the modified land use right according to ASC 842 and determined that they meet the definition of finance lease. As a result, the related net balance of prepaid land use rights was reclassified to property and equipment due to the modification.

Prepaid land use rights with a net book value of RMB634,953 and RMB17,733 were pledged as security for bank loans (Note 9) as of December 31, 2021 and 2022, respectively.